Other current liabilities	12 Months Ended
Dec. 31, 2011
Other current liabilities [Abstract]
Other current liabilities
Note 23 – Other current liabilities

Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2011	December 31, 2010

Taxes payable	309	97
Employee withheld taxes, social security and vacation payment	95	96
Short-term portion of unfavorable contract values	-	23
Accrued interest expense	30	22
Liabilities relating to investment in shares (1)	-	540
Short term portion of deferred mobilization revenues	115	82
Derivative financial instruments (2)	414	192
Accrued expenses	279	246
Other current liabilities	72	140
Total other current liabilities	1,314	1,438

(1) Liabilities relating to the Company's share forward contracts are recorded as short-term debt.

(2) Derivative financial instruments consist of unrealized losses on various types of derivatives.